Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business
(a)	Description of Business
Canon Inc. (the “Company”) and its subsidiaries (collectively “Canon”) is one of the world’s leading manufacturers of office multi-function devices (“MFDs”), laser printers, inkjet printers, cameras, medical equipment and lithography equipment. Canon reports in four reportable segments: the Printing Business Unit, the Imaging Business Unit, the Medical Business Unit and the Industrial Business Unit with Others and Corporate. Products of the Printing Business Unit consist mainly of office MFDs, document solutions, laser multifunction printers (“MFPs”), laser printers, inkjet printers, image scanners, calculators, digital continuous feed presses, digital sheet-fed
presses and large format printers. Products of the Imaging Business Unit consist mainly of interchangeable-lens digital cameras, interchangeable lenses, digital compact cameras, compact photo printers, MR systems, network cameras, video management software, video content analytics software, digital camcorders, digital cinema cameras, broadcast equipment and projectors. Products of the Medical Business Unit consist mainly of computed tomography (“CT”) systems, diagnostic ultrasound systems, diagnostic
X-ray
systems, magnetic resonance imaging (“MRI”) systems, clinical chemistry analyzers, digital radiography systems and ophthalmic equipment. Products of the Industrial Business Unit consist mainly of semiconductor lithography equipment, Flat Panel Display (“FPD”) lithography equipment, Organic Light-Emitting Diode (“OLED”) display manufacturing equipment, vacuum thin-film deposition equipment and die bonders. Others consist mainly of handy terminals and document scanners. Sales are made principally under the Canon brand name, almost entirely through sales subsidiaries. These subsidiaries are responsible for marketing and distribution, and primarily sell to retail dealers in their geographic areas. Further segment information is described in Note 23.
Canon sells laser printers on an OEM basis to HP Inc.; such sales constituted 12.0%, 11.6% and 11.4% of consolidated net sales for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in the Printing Business Unit.
Canon’s manufacturing operations are conducted primarily at 29 plants in Japan and 13 overseas plants which are located in countries and regions such as the United States, Germany, France, the Netherlands, Taiwan, China, Malaysia, Thailand, Vietnam and Philippines.

Basis of Presentation
(b)	Basis of Presentation
The Company and its domestic subsidiaries maintain their books of account in conformity with financial accounting standards of Japan. Foreign subsidiaries maintain their books of account in conformity with financial accounting standards of the countries of their domicile.
Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. generally accepted accounting principles (“U.S. GAAP”). These adjustments were not recorded in the statutory books of account.
Canon has changed the presentation of “Current lease receivables” separated from “Prepaid expenses and other current assets” and “Noncurrent lease receivables” separated from “Other assets” in the consolidated balance sheets from 2022. Consolidated balance sheet for the year ended December 31, 2021 has also been reclassified.
Canon has also reclassified certain items in the consolidated statements of cash flows for the year ended December 31, 2021 and 2020 to conform to the current year’s presentation.

Principles of Consolidation

(c)	Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and those variable interest entities where the Company or its consolidated subsidiaries are the primary beneficiaries. All intercompany balances and transactions have been eliminated.

Use of Estimates

(d)	Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant estimates and assumptions are reflected in valuation and disclosure of accounts including: revenue recognition, allowance for credit losses, inventories, long-lived assets, leases, goodwill and other intangible assets with indefinite useful lives, environmental liabilities, deferred tax assets, uncertain tax positions, employee retirement and severance benefit obligations and business combinations. Actual results could differ materially from those estimates. In addition, actual results and outcomes of the Company may differ from management’s estimates and assumptions due to pandemic, geopolitical risk and economic slowdown including impacts of rising inflation.

Translation of Foreign Currencies
(e)	Translation of Foreign Currencies
Assets and liabilities of the Company’s subsidiaries located outside Japan with functional currencies other than Japanese yen are translated into Japanese yen at the rates of exchange in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the year. Gains and losses resulting from translation of financial statements are excluded from earnings and are reported in other comprehensive income (loss).
Gains and losses resulting from foreign currency transactions and translation of assets and liabilities denominated in foreign currencies are included in other income (deductions) in the consolidated statements of income. Foreign currency exchange gains and losses were net losses of ¥34,772 million, ¥21,746 million and ¥4,451 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Cash Equivalents
(f)	Cash Equivalents
All highly liquid investments acquired with original maturities of three months or less are considered to be cash equivalents. Certain debt securities with original maturities of less than three months, classified as available-for-sale
debt securities of ¥
627 million and ¥500
 million at December 31, 2022 and 2021, respectively, are included in cash and cash equivalents in the consolidated balance sheets.

Investments
(g)	Investments
Investments consist primarily of time deposits with original maturities of more than three months, debt and equity securities and investments in affiliated companies.
Canon classifies investments in debt securities as
held-to-maturity
debt securities and
available-for-sale
securities. Canon does not hold any trading securities which are bought and held primarily for the purpose of sale in the near term. Canon reports investments with maturities of less than one year as short-term investments.
Available-for-sale
debt securities and equity securities with readily determinable fair value that are not accounted for under the equity method are recorded at fair value which is determined based on quoted market prices, projected discounted cash flows or other valuation techniques as appropriate. The changes in fair value for equity securities are included in other, net in the consolidated statements of income. The changes in fair value for available-for-sale
debt securities are included in net unrealized gains and losses on securities in the consolidated statements of comprehensive income.
Held-to-maturity
debt securities are recorded at amortized cost. The fair values of held-to-maturity
debt securities are mainly measured at the quoted market price.
Available-for-sale
debt securities are regularly reviewed for other-than-temporary declines in the carrying amount based on criteria that include the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer and Canon’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. For available-for-sale
debt securities for which the declines are deemed to be other-than-temporary and there is no intent to sell, the impairment is separated into the amount related to credit loss, which is recognized in earnings and the amount related to all other factors is recognized in other comprehensive income (loss). For available-for-sale
debt securities for which the declines are deemed to be other-than-temporary and there is an intent to sell, the impairment in its entirety is recognized in earnings. Canon recognizes an impairment loss to the extent the cost basis of the investment exceeds the fair value of the investment.
Canon measures
non-marketable
equity securities without readily determinable fair value at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer.
Realized gains and losses are determined by the average cost method and reflected in earnings.
Investments in affiliated companies over which Canon has the ability to exercise significant influence, but does not hold a controlling financial interest, are accounted for by the equity method.

Allowance for credit losses
(h)	Allowance for Credit Losses
Allowance for Credit Losses for trade and
lease
receivables is maintained for all customers based on ASC 326 “Financial Instruments—Credit Losses”, based on historical experiences of credit losses and reasonable and supportable forecasts. An additional reserve for individual accounts is recorded when Canon becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings. If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted. When all collection options are exhausted including legal recourse, the accounts or portions thereof are deemed to be uncollectable and charged against the allowance.

Inventories
(i)	Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined by the average method for domestic inventories and principally by the first-in,
first-out
method for overseas inventories.

Impairment of Long-Lived Assets

(j)	Impairment of Long-Lived Assets
Long-lived assets, such as property, plant and equipment, and acquired intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset and the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated sum of undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Property, Plant and Equipment, net

(k)	Property, Plant and Equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is calculated principally by the declining-balance method, except for certain assets which are depreciated by the straight-line method over the estimated useful lives of the assets.
The depreciation period ranges from 3 years to 60 years for buildings and 1 year to 20 years for machinery and equipment.
Gains and losses from the sale of property, plant and equipment are included in selling, general and administrative expenses in the consolidated statements of income.

Leases
(l)	Leases
As for lessor accounting, Canon provides leasing arrangements to its customers primarily for the sale of office products. Revenue from the sale of these products under sales-type leases is recognized at the inception of the lease. Interest income on sales-type leases and direct-financing leases is recognized over the life of each respective lease using the interest method. Leases not qualifying as sales-type leases or direct-financing leases are accounted for as operating leases and related revenue is recognized ratably over the lease term. When product leases are bundled with maintenance contracts, revenue is allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing while non-lease
components generally consist of maintenance contracts and supplies. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into account to determine the lease term when it is reasonably certain that customers will exercise these options. The majority of Canon’s lease contracts do not contain bargain purchase options for their customers. Assets leased to others under operating leases are stated at cost and depreciated to the estimated residual value of the assets by the straight-line method over a period of generally
2 years to 50 years.
As for lessee accounting, Canon has operating
and
finance leases for various assets including office buildings, warehouses, employees’ accommodations, and vehicles. Canon determines if an arrangement is a lease at the inception of each contract. Some of the contracts include options to extend or to terminate the lease. Canon takes such options into account to determine the lease term when it is reasonably certain that it will exercise these options. Canon’s lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in the most of Canon’s leases cannot be determined, Canon uses incremental borrowing rates based on the information available at commencement to determine the present values of lease payments. Canon has lease contracts with lease and non-lease
components, which are accounted for separately. Canon allocates the consideration in the lease contract to the lease and non-lease
components based upon the estimated standalone prices. Costs associated with operating lease assets are recognized on a straight-line basis over the term of
the lease.

Goodwill and Other Intangible Assets
(m)	Goodwill and Other Intangible Assets
Goodwill and other intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment annually in the fourth quarter of each year, or more frequently if indicators of potential impairment exist. All goodwill is assigned to the reporting unit or units that benefit from the synergies arising from each business combination. If the carrying amount assigned to the reporting unit exceeds the fair value of the reporting unit, Canon recognizes an impairment charge in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Intangible assets with finite useful lives consist primarily of software, trademarks, patents and developed technology, license fees and customer relationships, which are amortized using the straight-line method. The estimated useful lives of software are from 3 years to 8 years, trademarks are 15 years, patents and developed technology are from 7 years to 21 years, license fees are 8 years, and customer relationships are from 10 years to 15 years. Certain costs incurred in connection with developing or obtaining internal-use
software are capitalized. These costs consist primarily of payments made to third parties and the salaries of employees working on such software development. Costs incurred in connection with developing internal-use
software are capitalized at the application development stage. In addition, Canon capitalizes the cost which was incurred subsequent to the stage of assuring the technological feasibility of the software, either developed or acquired, for marketing purposes.

Environmental Liabilities
(n)	Environmental Liabilities
Liabilities for environmental remediation and other environmental costs are accrued when environmental assessments or remedial efforts are probable and the costs can be reasonably estimated, and are included in other noncurrent liabilities in the consolidated balance sheets. Such liabilities are adjusted as further information develops or circumstances change. Costs of future obligations are not discounted to their present values.

Income Taxes
(o)	Income Taxes
Deferred tax assets and liabilities
are
recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Canon records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not realizable.
Canon recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not
recognition threshold are measured at the largest amount of benefit that is greater than
50
% likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in income taxes in the consolidated statements of income.

Stock-Based Compensation

(p)	Stock-Based Compensation
Canon measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes the cost on a straight-line basis over the requisite service period, which is the vesting period.

Net Income Attributable to Canon Inc. Stockholders per Share

(q)	Net Income Attributable to Canon Inc. Shareholders per Share
Basic net income attributable to
Can
on Inc. shareholders per share is computed by dividing net income attributable to Canon Inc. by the weighted-average number of common shares outstanding during each year. Diluted net income attributable to Canon Inc. shareholders per share includes the effect from potential issuances of common stock based on the assumptions that all stock options were exercised.

Revenue Recognition
(r)	Revenue Recognition
Canon generates revenue mainly through the sale of products of the Printing Business Unit, the Imaging Business Unit, the Medical Business Unit and the Industrial Business Unit, supplies and related services under separate contractual arrangements. Revenue is recognized when, or as, control of promised goods or services transfers to customers in an amount that reflects the consideration to which Canon expects to be entitled in exchange for transferring these goods or services. For further information, please refer to Note 15.

Research and Development Costs
(s)	Research and Development Costs
Research and development costs are expensed as incurred.
Advertising Costs
(t)	Advertising Costs
Advertising costs are expensed as incurred. Advertising expenses were ¥45,986 million, ¥36,812 million and ¥31,273 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Shipping and Handling Costs
(u)	Shipping and Handling Costs
Shipping and handling costs totaled ¥62,126 million, ¥53,347 million and ¥47,721 million for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in selling, general and administrative expenses in the consolidated statements of income.

Derivative Financial Instruments
(v)	Derivative Financial Instruments
All derivatives are recognized at fair value and are included in prepaid expenses and other current assets, or other current liabilities in the consolidated balance sheets.
Canon uses and designates certain derivatives as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge). Canon formally documents all relationships between hedging instruments and hedged items, as well as its risk-management
objective and strategy for undertaking various hedge transactions. Canon also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items. When it is
determined that a derivative is not highly effective
as
a hedge or that it has ceased to be a highly effective hedge, Canon discontinues hedge accounting prospectively. Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income (loss), until earnings are affected by the variability in cash flows of the hedged item, and reclassified in the same income statement line item in which the earnings effect of the hedged item is reported.

Canon also uses certain derivative financial instruments which are not designated as hedges. The changes in fair values of these derivative financial instruments are immediately recorded in earnings.
Canon classifies cash flows from derivatives as cash flows from operating activities in the consolidated statements of cash flows.

Guarantees
(w)	Guarantees
Canon recognizes, at the inception of a guarantee, a liability for the fair value of the obligation it has undertaken in issuing guarantees.
Recent Accounting Guidance
(x)	Recent Accounting Guidance
Recently adopted accounting guidance
In November 2021, Accounting Standards Update (“ASU”)
No. 2021-10,
“Disclosures by Business Entities about Government
Assistance”-ASC
832 (“Government Assistance”), was issued by the Financial Accounting Standards Board (“FASB”). The standard requires annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The disclosures shall include; (1) information about natures of the transactions and related accounting policies used to account for the transactions, (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) significant terms and conditions of the transactions, including commitments and contingencies. Canon adopted the standard from the end of the year beginning January 1, 2022. The adoption of this standard did not have a material impact on its disclosure.
Recently issued accounting guidance not yet adopted
In October 2021, ASU
No. 2021-08,
“Accounting for Contract Assets and Contract Liabilities from Contracts with
Customers”-ASC
805 (“Business Combinations”), was issued by FASB. The standard requires us to apply ASC 606 “Revenue from Contracts with Customers” to recognize and measure contract assets and contract liabilities acquired in a business combination. The standard is effective for interim and annual reporting periods beginning after December 15, 2022. Canon is currently evaluating the adoption date and the effect that the adoption of the standard will have on its consolidated results of operations and financial condition.
In March 2022, ASU
No. 2022-02,
“Troubled Debt Restructurings and Vintage
Disclosures”-ASC
326 (“Credit Losses”), was issued by FASB. The standard requires us to expand disclosures for certain loan re-financings
and restructurings, and requires current-period gross write-offs by year of origination for financing receivables and net investments in leases. The standard is effective for interim and annual reporting periods beginning after December 15, 2022. The adoption of this standard is not expected to have a material impact its consolidated results of operation and financial condition.
In September 2022, ASU No. 2022-04, “
Disclosure
of Supplier Finance Program Obligations”-ASC 405-50 (“Liabilities - Supplier Finance Programs”), was issued by FASB. The standard requires entities that use supplier finance programs in connection with the purchase of goods and services to disclose the key terms of the programs and information about obligations outstanding at the end of the reporting period, including a rollforward of those obligations. The standard’s requirements to disclose the key terms of the programs and information about obligations outstanding are effective for interim and annual reporting periods beginning after December 15, 2022. The standard’s requirement to disclose a rollforward of obligations outstanding is effective for annual reporting periods beginning after December 15, 2023. Canon is currently evaluating the effect that the adoption of the standard will have on its disclosure information. Canon does not expect the adoption of the standard will have an effect on its consolidated results of operation and financial condition.